Provisions for impairment charges - Balances (Details) - AUD ($) $ in Millions	Sep. 30, 2018	Sep. 30, 2017	Sep. 30, 2016	Sep. 30, 2015	Sep. 30, 2014
Provisions for impairment charges on loans and credit commitments
Provisions for impairment charges and credit commitments	$ 3,053	$ 3,119	$ 3,602	$ 3,332	$ 3,481
Parent Entity
Provisions for impairment charges on loans and credit commitments
Provisions for impairment charges and credit commitments	2,613	2,597
Provisions for Impairment on Credit Commitments
Provisions for impairment charges on loans and credit commitments
Provisions for impairment charges and credit commitments	239	253	272
Provisions for Impairment on Credit Commitments | Parent Entity
Provisions for impairment charges on loans and credit commitments
Provisions for impairment charges and credit commitments	206	224
Loans
Provisions for impairment charges on loans and credit commitments
Provisions for impairment charges and credit commitments	2,814	2,866	$ 3,330
Loans | Parent Entity
Provisions for impairment charges on loans and credit commitments
Provisions for impairment charges and credit commitments	$ 2,407	$ 2,373